Derivative Instruments	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

4. Derivative Instruments

The Company values its derivative instruments using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2.

The following table presents the gross fair value of the Company’s derivative instruments not designated as hedging instruments and their locations on the consolidated balance sheets:

	As of June 30, 2023 (Unaudited)
Derivative liabilities	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$8,688	$-	$8,688

	As of December 31, 2022 (Unaudited)
Derivative liabilities	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$109,346	$-	$109,346

The following table summarizes the gross notional values of the Company’s commodity contracts used for risk management purposes that were outstanding as of June 30, 2023, and December 31, 2022:

	As of June 30,		As of December 31,
Derivative Instruments	Units	2023	Units	2022
Commodity contracts
Long	Metric ton	4,550	Metric ton	3,600
Short	-	-	Metric ton	500

The following table presents the effect and financial statement location of the Company’s derivative instruments not designated as hedging instruments on the Company’s consolidated statements of income and comprehensive income:

The following are the amounts of realized and unrealized gain during the six months ended June 30, 2023 and 2022:

	Location	2023	2022
		(Unaudited)	(Unaudited)
Realized and unrealized gain from commodity contracts	Cost of revenue	$239,452	$1,594,504